EARNINGS PER SHARE - Weighted Average Number of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Basic (in shares)	59,010,485	58,798,488	58,815,526
Effect of stock options (in shares)	620,388	190,646	268,649
Diluted (in shares)	59,630,873	58,989,134	59,084,175